Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule Of Tax Exemptions Details [Table Text Block]
The Company is entitled to the following income tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
October 9, 2009	January 1, 2014-December 31, 2018

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Taiwan operations	$69,532	28,349	63,347
Cayman operations	16,996	4,363	(4,569)
US operations	(2,248)	(719)	(842)
China operations	1,105	825	1,336
Korea operations	91	33	124
Japan operations	18	16	22
	$85,494	32,867	59,418

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense (benefit) attributable to operations for the years ended December 31, 2014, 2015 and 2016 consist of the following:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$8,928	1,467	6,451
Taiwan operations – 10% of surtax	8,398	5,405	5,733
US operations	83	24	107
China operations	347	338	308
Korea operations	12	17	43
Japan operations	7	6	7
Total current income tax expense	17,775	7,257	12,649

	Year Ended December 31,
	2014	2015	2016
	(in thousands)
Deferred:
Taiwan operations – based on statutory tax rate of 17%	3,633	4,527	(2,033)
Taiwan operations – 10% of surtax	186	(287)	(1)
US operations	3	(18)	10
China operations	(2)	(68)	61
Korea operations	(4)	(6)	(15)
Total deferred income tax expense (benefit)	3,816	4,148	(1,978)
Income tax expense	$21,591	11,405	10,671

Deferred Income Tax Expense [Table Text Block]
The significant components of deferred income tax expense (benefit) attributable to income from operations for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Year Ended December 31,
	2014	2015	2,016
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$732	(546)	(405)
Tax expenses (benefits) of unrealized foreign exchange gain	2,142	512	(1,569)
Tax expenses (benefits) of allowance for doubtful accounts	(57)	2,304	(4)
Tax expenses of used investment tax credits	1,431	3,337	-
Tax benefits of advanced share-based compensation deductions	(432)	(1,459)	-
	$3,816	4,148	(1,978)

Schedule Of Income Tax Reconciliation [Table Text Block]
The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2014, 2015 and 2016 are summarized as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Expected income tax expense	$14,534	5,587	10,101
Tax on undistributed earnings	6,814	3,011	3,111
Tax-exempt income	(2,843)	(1,759)	(3,922)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(651)	(839)	(541)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(489)	(2,157)	-
Increase in investment tax credits	(4,525)	(4,242)	(4,970)
Increase in deferred tax asset valuation allowance	4,038	6,640	6,802
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	305	915	(294)
Tax effect resulting from foreign currency matters	5,593	3,583	(1,598)
Foreign tax rate differential	(2,143)	(454)	1,339
Variance from audits, amendments and examinations of prior years’ income tax filings	37	793	69
Others	921	327	574
Actual income tax expense	$21,591	11,405	10,671

Schedule Of Total Income Tax Expense Benefit [Table Text Block]
The amount of income tax expense (benefit) for the years ended December 31, 2014, 2015 and 2016 was allocated as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Income from continuing operations	$21,591	11,405	10,671
Other comprehensive gain (loss)	43	(168)	6
Excess tax benefits allocated to additional paid-in capital from share-based compensation	(1,232)	(771)	-
Previously unrecognized excess tax benefits adjusted to retained earnings	-	-	(141)
	$20,402	10,466	10,536

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of December 31, 2015 and 2016, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2015	2016
	(in thousands)
Deferred tax assets:
Inventory	$5,262	7,305
Unused investment tax credits	1,328	1,328
Unused loss carryforward-regular tax	32,098	34,341
Unused loss carryforward-undistributed earnings tax	11,861	14,695
Other	2,533	2,425
Total gross deferred tax assets	53,082	60,094
Less: valuation allowance	(44,320)	(51,242)
Net deferred tax assets	8,762	8,852
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,709)	(1,181)
Advanced share-based compensation deductions	(141)	-
Prepaid pension cost	(413)	(417)
Acquired intangible assets	(1,573)	(1,178)
Other	(10)	(46)
Total gross deferred tax liabilities	(4,846)	(2,822)
Net deferred tax assets	$3,916	6,030

Schedule of Valuation Allowance [Table Text Block]
The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2014, 2015 and 2016 follows:

	Balance at	Additions-	Deductions-	Expirations
	beginning	Charges to	Credits to	and	Others	Balance at
Period	of year	earnings	earnings	Forfeitures	(Note)	end of year
	(in thousands)

Year 2014	$38,347	5,445	(1,407)	(187)	(1,232)	40,966
Year 2015	$40,966	6,640	-	(2,141)	(1,145)	44,320
Year 2016	$44,320	7,077	(275)	(998)	1,118	51,242

Schedule of Operating Loss Carryforwards [Table Text Block]
As of December 31, 2016, the Company’s unused operating loss carryforward for regular tax were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)

Taiwan operations	$91,327	$15,525	2017~2021
	87,642	14,899	2022~2026
Hong Kong operations	1,811	299	Indefinitely
US operations	9,204	3,618	2024~2036
		$34,341

Schedule of Tax Credit Carryforwards [Table Text Block]	As of December 31, 2016, all of the Company’s unused investment tax credits were as follows:
	Tax effect	Expiration year
	(in thousands)

US operations	$1,328	2020~2034

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Balance at beginning of year	$483	788	1,335
Increase related to prior year tax positions	368	292	-
Decrease related to prior year tax positions	-	-	(292)
Increase related to current year tax positions	-	630	-
Settlements	-	(368)	-
Lapse of statute of limitations	(63)	(7)	(2)
Effect of exchange rate change	-	-	11
Balance at end of year	$788	1,335	1,052